Subsequent Events (Details) - Subsequent Event [Member]	Sep. 15, 2025 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Purchase price per share	$ 1.2
Gross proceeds from offering (in Dollars) | $	$ 18,600,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Sale of shares (in Shares) | shares	15,500,000
Price per share	$ 0.008